GOODWILL	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12.	GOODWILL

Goodwill is recorded when the purchase price of the business exceeds the fair value of the net tangible and intangible assets acquired. In accordance with ASC 350, we evaluate goodwill for impairment on at least an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate goodwill may be impaired. We first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If necessary, a quantitative analysis is performed to measure any impairment. No impairments were recorded during the three and nine months ended September 30, 2025. The accumulated impairment balance of $723 thousand relates to charges recognized in prior periods. The following table is presented in thousands:

	North American Brokerage	One Real Title	One Real Mortgage	Total
Balance at September 30, 2025	$602	$7,670	$721	$8,993

Accumulated Impairment Loss at September 30, 2025	$-	$723	$-	$723